Accounts Receivables, Net (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at Beginning of period	$ (8,874)	$ (8,635)	$ (10,580)
Provision for losses on accounts receivable	(17,136)	(239)	(4,660)
Amount Utilized	74		6,605
Balance at End of Period	$ (25,936)	$ (8,874)	$ (8,635)